AST Bond Portfolio 2027 Average Annual Total Returns		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended			72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025 [2]	Dec. 31, 2025 [3]	Dec. 31, 2025	Dec. 31, 2025	[4]	Dec. 31, 2025 [5]	Dec. 31, 2025 [6]	Dec. 31, 2025 [7]	Dec. 31, 2025 [8]	Dec. 31, 2025		Dec. 31, 2025
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	4.23%	4.66%	(0.07%)	(0.36%)	(0.36%)		0.91%	1.99%	1.74%	1.94%	2.01%	[9]	2.01%
Bloomberg Fixed Maturity (2027) Zero Coupon Swaps Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.67%				(0.68%)							2.03%	[9]
No Share Class
Prospectus [Line Items]
Average Annual Return, Percent		5.99%				(0.67%)							2.02%
Performance Inception Date	Jan. 04, 2016

[1]	Since Inception returns for the Indexes are measured from the month-end closest to the Portfolio's inception date.
[2]	Since Inception returns for the Indexes are measured from the month-end closest to the Portfolio's inception date.
[3]	Since Inception returns for the Indexes are measured from the month-end closest to the Portfolio's inception date.
[4]	Since Inception returns for the Indexes are measured from the month-end closest to the Portfolio's inception date.
[5]	Since Inception returns for the Indexes are measured from the month-end closest to the Portfolio's inception date.
[6]	Since Inception returns for the Indexes are measured from the month-end closest to the Portfolio's inception date.
[7]	Since Inception returns for the Indexes are measured from the month-end closest to the Portfolio's inception date.
[8]	Since Inception returns for the Indexes are measured from the month-end closest to the Portfolio's inception date.
[9]	Since Inception returns for the Indexes are measured from the month-end closest to the Portfolio's inception date.